Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2020
Income Taxes
Federal statutory rate					21.00%	21.00%
Net operating loss carry-forwards limitation on annual utilization					$ 1,100,000	$ 1,200,000
Income tax expense	$ 16,000	$ 49,000	$ (7,000)	$ 54,000	347,000	(156,000)
Deferred tax expense (benefit)	16,000	$ 50,000	$ (9,000)	53,000	342,000	(157,000)
Operating loss carryforwards					$ 101,400,000		$ 100,000,000
Tax credit carryforward, limitations on use			Under the Tax Cuts and Jobs Act, net operating losses generated in tax years beginning after December 31, 2017 have an unlimited carryforward period, and the amount of net operating loss allowed to be utilized each year is limited to 80% of taxable income.		Under the Tax Cuts and Jobs Act, federal net operating losses generated in tax years beginning after December 31, 2017 have an unlimited carryforward period, and the amount of net operating loss allowed to be utilized each year is limited to 80% of taxable income
Federal
Income Taxes
Operating loss carryforwards	101,000,000		$ 101,000,000		$ 101,400,000
Operating loss carryforwards subject to expiration	97,800,000		97,800,000		98,300,000
New Jersey state income tax
Income Taxes
Income tax expense			(7,000)	$ 54,000
State and local jurisdiction
Income Taxes
Operating loss carryforwards	$ 23,200,000		$ 23,200,000		$ 23,700,000
R & D credit carryforwards
Income Taxes
Tax credit carryforward, limitations on use			the Company has federal research and development (“R&D”) credit carryforwards of approximately $9.4 million that expire in the years 2025 through 2029		The Company has remaining R&D credit carryforwards of approximately $9.4 million that expire in the years 2025 through 2029
R & D credit carryforwards | Federal
Income Taxes
Tax credit carryforwards amount					$ 9,400,000
Tax credit carryforward, expired during the period, amount					$ 1,700,000	$ 1,600,000